GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

10.          GENERAL AND ADMINISTRATIVE EXPENSES

	Twelve months ended December 31, 2021	Seven months ended December 31, 2020	Twelve months ended May 31, 2020
Compensation and benefits	$1,918,482	$1,156,969	$485,434
Corporate administration	1,123,782	457,109	1,497,058
Professional fees	877,760	887,386	932,670
Listing and filing fees	323,251	208,836	360,071
Total general and administrative expenses	$4,243,275	$2,710,300	$3,275,233